Property and Equipment, Net (Details) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
DIAMIR BIOSCIENCES CORP. [Member]
Property and Equipment, Net [Line Items]
Depreciation	$ 14,624	$ 15,102	$ 20,828	$ 20,052